Amounts Payable and Other Liabilities	12 Months Ended
Jul. 31, 2020
Amounts Payable And Other Liabilities
Amounts Payable and Other Liabilities
	July 31, 2020	July 31, 2019
Amounts payable	$4,176	$2,062